Income tax (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Income tax
Current tax expense	$ 8,043	50,000	38,737	14,405
Deferred income taxes	1,351	8,398	(194)	(4,771)
Actual income tax expense	$ 9,394	58,398	38,543	9,634